Provisions	12 Months Ended
Nov. 30, 2024
Disclosure of other provisions [abstract]
Provisions
15.	Provisions

	Chargebacks	Rebates	Returns	Restructuring (a)	Total
Balance as at November 30, 2022	$977	$5,055	$1,485	$-	$7,517
Provisions made	9,295	6,112	1,086	1,963	18,456
Provisions used	(8,676)	(5,830)	(309)	(1,721)	(16,536)
Effect of change in exchange rate		168	-	(2)	166
Balance as at November 30, 2023	$1,596	$5,505	$2,262	$240	$9,603
Provisions made	10,355	8,148	666	486	19,655
Provisions used	(10,119)	(9,878)	(693)	(726)	(21,416)
Effect of change in exchange rate	-	(25)	-	-	(25)
Balance as at November 30, 2024	$1,832	$3,750	$2,235	$-	$7,817

(a)
In July 2023, the Company initiated a reorganization mainly focused on its R&D activities. In October, 2023, the Company announced changes to its operations that saw a tapering of its research and development activities. As such, for the year ended November 30, 2023, $1,963 was recorded in charges related to severance and other expenses, of which an amount of $1,384 was recorded in research and development expenses, $220 in selling expenses and $359 in general and administrative expenses.

In March, 2024, the Company announced that it would phase down its oncology research activities. As such, for the year ended November 30, 2024, $486 was recorded in charges related to severance and other expenses.